CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.5%
Stillfront Group AB	45,859	$244,156	*(a)

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.7%
SAF-Holland SE	24,627	345,022	*(a)

Hotels, Restaurants & Leisure - 4.0%
Elior Group SA	68,680	496,355	*(a)(b)
GreenTree Hospitality Group Ltd., ADR	30,438	241,069
Marston’s PLC	488,194	507,319	*(a)
Melco International Development Ltd.	230,159	280,754	*(a)
Melia Hotels International SA	64,190	436,497	*(a)

Total Hotels, Restaurants & Leisure		1,961,994

Household Durables - 5.8%
Bellway PLC	13,442	605,452	(a)
Cairn Homes PLC	394,980	510,472	(a)
DFS Furniture PLC	190,140	680,539	(a)
Victoria PLC	16,060	260,821	*(a)
Vistry Group PLC	47,622	764,017	(a)

Total Household Durables		2,821,301

Specialty Retail - 0.8%
Wickes Group PLC	124,181	397,770	(a)

Textiles, Apparel & Luxury Goods - 1.1%
Coats Group PLC	566,113	529,356	(a)

TOTAL CONSUMER DISCRETIONARY		6,055,443

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.1%
MARR SpA	25,060	536,647	(a)

Personal Products - 1.2%
Chlitina Holding Ltd.	72,490	593,704	(a)

TOTAL CONSUMER STAPLES		1,130,351

ENERGY - 6.3%
Energy Equipment & Services - 1.5%
Pason Systems Inc.	78,810	718,975

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2021 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 4.8%
Parex Resources Inc.	52,520	$897,235
Serica Energy PLC	204,740	667,833	(a)
Tethys Oil AB	115,640	796,628	(a)

Total Oil, Gas & Consumable Fuels		2,361,696

TOTAL ENERGY		3,080,671

FINANCIALS - 11.8%
Banks - 8.5%
Banca Sistema SpA	246,820	591,421	(a)(b)
BAWAG Group AG	19,320	1,188,130	(a)(b)
Cairo Mezz PLC	46,947	7,709	*(a)
Eurobank Ergasias Services and Holdings SA	563,364	571,566	*(a)
Spar Nord Bank A/S	33,220	425,015	(a)
Sydbank A/S	20,870	660,290	(a)
Tisco Financial Group PCL	97,560	280,260	(a)
Unicaja Banco SA	436,490	432,010	(a)(b)

Total Banks		4,156,401

Capital Markets - 2.1%
Anima Holding SpA	89,670	454,592	(a)(b)
Fairfax India Holdings Corp.	27,130	342,109	*(b)
Warsaw Stock Exchange	23,640	242,790	(a)

Total Capital Markets		1,039,491

Consumer Finance - 0.6%
Axactor SE	358,299	306,389	*(a)

Diversified Financial Services - 0.6%
doValue SpA	30,900	294,956	(a)(b)

TOTAL FINANCIALS		5,797,237

HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 2.4%
i-SENS Inc.	21,397	543,483	(a)
Value Added Technology Co. Ltd.	20,912	620,902	*(a)

Total Health Care Equipment & Supplies		1,164,385

Pharmaceuticals - 0.5%
Hikma Pharmaceuticals PLC	8,061	241,771	(a)

TOTAL HEALTH CARE		1,406,156

INDUSTRIALS - 41.7%
Air Freight & Logistics - 2.5%
SBS Holdings Inc.	17,962	509,899	(a)
Wincanton PLC	145,530	724,153	(a)

Total Air Freight & Logistics		1,234,052

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Airlines - 0.4%
Chorus Aviation Inc.	81,678	$214,373	*(b)

Building Products - 2.7%
Inwido AB	40,430	830,565	(a)
Sanwa Holdings Corp.	46,240	493,306	(a)

Total Building Products		1,323,871

Commercial Services & Supplies - 1.5%
Dynagreen Environmental Protection Group Co. Ltd., Class H Shares	494,444	254,298	(a)
Elis SA	27,510	476,233	*(a)

Total Commercial Services & Supplies		730,531

Construction & Engineering - 4.9%
Galliford Try Holdings PLC	379,640	922,116	(a)
Maire Tecnimont SpA	224,554	1,054,158	(a)
Raiznext Corp.	38,947	395,180	(a)

Total Construction & Engineering		2,371,454

Electrical Equipment - 3.9%
Mersen SA	17,110	719,382	(a)
Nexans SA	7,860	769,300	(a)
Vitzrocell Co. Ltd.	35,623	429,385	(a)

Total Electrical Equipment		1,918,067

Machinery - 10.2%
Bucher Industries AG, Registered Shares	500	246,591	(a)
Cargotec oyj, Class B Shares	15,960	788,208	(a)
Deutz AG	54,800	409,866	*(a)
Fuji Corp.	25,551	571,242	(a)
Meidensha Corp.	23,056	549,272	(a)
Metso Outotec oyj	58,350	620,621	(a)
Morgan Advanced Materials PLC	158,440	769,968	(a)
Palfinger AG	15,330	598,324	(a)
Sulzer AG, Registered Shares	4,290	422,898	(a)

Total Machinery		4,976,990

Marine - 4.9%
D/S Norden A/S	39,320	997,961	(a)
Golden Ocean Group Ltd.	73,305	661,101	(a)
Star Bulk Carriers Corp.	33,540	760,352

Total Marine		2,419,414

Professional Services - 3.5%
Applus Services SA	63,100	580,351	(a)
ManpowerGroup Greater China Ltd.	271,817	313,036

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2021 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Professional Services - (continued)
Pagegroup PLC	60,515	$519,321	(a)
Tanseisha Co. Ltd.	45,750	312,237	(a)

Total Professional Services		1,724,945

Trading Companies & Distributors - 6.7%
Howden Joinery Group PLC	22,670	275,863	(a)
Kanamoto Co. Ltd.	15,436	323,433	(a)
Kanematsu Corp.	33,644	374,704	(a)
Lumax International Corp. Ltd.	186,193	507,639	(a)
Nishio Rent All Co. Ltd.	20,891	521,641	(a)
Travis Perkins PLC	26,238	550,787	(a)
Yellow Cake PLC	152,820	703,658	*(a)(b)

Total Trading Companies & Distributors		3,257,725

Transportation Infrastructure - 0.5%
Zhejiang Expressway Co. Ltd., Class H Shares	285,930	254,861	(a)

TOTAL INDUSTRIALS		20,426,283

INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment, Instruments & Components - 0.6%
Strix Group PLC	71,630	294,607	(a)

IT Services - 0.5%
Sopra Steria Group SACA	1,370	244,827	(a)

Semiconductors & Semiconductor Equipment - 1.5%
Optorun Co. Ltd.	17,977	370,024	(a)
u-blox Holding AG	4,635	356,941	*(a)

Total Semiconductors & Semiconductor Equipment		726,965

TOTAL INFORMATION TECHNOLOGY		1,266,399

MATERIALS - 13.0%
Chemicals - 1.6%
Okamoto Industries Inc.	14,107	518,176	(a)
Zeon Corp.	22,636	261,176	(a)

Total Chemicals		779,352

Construction Materials - 4.8%
Cementir Holding NV	57,640	547,161	(a)
Krosaki Harima Corp.	7,284	279,167	(a)
RHI Magnesita NV	7,982	356,182	(a)
West China Cement Ltd.	1,785,210	318,319	(a)
Wienerberger AG	23,220	853,617	(a)

Total Construction Materials		2,354,446

Containers & Packaging - 0.4%
Greatview Aseptic Packaging Co. Ltd.	446,739	163,291	(a)

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY		SHARES	VALUE
Metals & Mining - 6.2%
Alamos Gold Inc., Class A Shares		30,110	$231,606
AMG Advanced Metallurgical Group NV		9,490	305,496	(a)
Anglo Pacific Group PLC		139,047	253,244	(a)
Argonaut Gold Inc.		138,670	263,100	*(b)
Granges AB		68,892	809,599	(a)
Juno Minerals Ltd.		127,557	11,613	*(a)
Jupiter Mines Ltd.		2,082,380	348,495	(a)
Orla Mining Ltd.		59,480	227,114	*(b)
Sims Ltd.		22,974	269,508	(a)
Torex Gold Resources Inc.		14,250	148,138	*
Wesdome Gold Mines Ltd.		19,530	177,707	*

Total Metals & Mining			3,045,620

TOTAL MATERIALS			6,342,709

REAL ESTATE - 2.8%
Real Estate Management & Development - 2.8%
Aedas Homes SA		8,530	232,927	(a)(b)
Metrovacesa SA		47,436	383,232	(a)(b)
Sun Frontier Fudousan Co. Ltd.		50,529	440,635	(a)
Supalai PCL		446,222	303,057	(a)

TOTAL REAL ESTATE			1,359,851

UTILITIES - 1.0%
Water Utilities - 1.0%
China Water Affairs Group Ltd.		344,497	494,090	(a)

TOTAL COMMON STOCKS (Cost - $37,520,314)			47,603,346

INVESTMENTS IN UNDERLYING FUNDS - 2.0%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $361,030)		96,044	994,316	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $37,881,344)			48,597,662

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	195,871	195,871
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	48,968	48,968	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $244,839)			244,839

TOTAL INVESTMENTS - 99.8% (Cost - $38,126,183)			48,842,501
Other Assets in Excess of Liabilities - 0.2%			101,914

TOTAL NET ASSETS - 100.0%			$48,944,415

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2021 Quarterly Report	5

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $48,968 and the cost was $48,968 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge International Small Cap Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$241,069	$5,814,374	—	$6,055,443
Energy	1,616,210	1,464,461	—	3,080,671
Financials	342,109	5,455,128	—	5,797,237
Industrials	1,287,761	19,138,522	—	20,426,283
Materials	1,047,665	5,295,044	—	6,342,709
Other Common Stocks	—	5,901,003	—	5,901,003
Investments in Underlying Funds	—	994,316	—	994,316

Total Long-Term Investments	4,534,814	44,062,848	—	48,597,662

Short-Term Investments†	244,839	—	—	244,839

Total Investments	$4,779,653	$44,062,848	—	$48,842,501

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$218,023	$504,511	504,511	$673,566	673,566

9

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$6	—	$48,968

10